COVER	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Waldencast plc
Entity Central Index Key	0001840199
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Amendment Flag	false